BT INSURANCE FUNDS TRUST


                           EAFE(R) EQUITY INDEX FUND


                                  ANNUAL REPORT
--------------------------------------------------------------------------------
DECEMBER                                                                    1998

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BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND


Table of Contents
----------------------------------------------------------------------------

      LETTER TO SHAREHOLDERS ........................    3
      EAFE EQUITY INDEX FUND
        Statement of Net Assets .....................    6
        Statement of Operations .....................   13
        Statements of Changes in Net Assets .........   14
        Financial Highlights ........................   15
        Notes to Financial Statements ...............   16
        Report of Independent Auditors ..............   19

                              ------------------
           The Fund is not insured by the FDIC or any other government agency and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                              ------------------

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BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND


Letter to Shareholders
----------------------------------------------------------------------------


MARKET ACTIVITY
Overall, 15 of the 20 EAFE(R) markets posted gains for the annual period ended December 31, 1998, and five had double-digit returns. Most of the advance of the MSCI EAFE(R)1 Index2 took place in the fourth quarter, and, with the exception of three months out of the year, equities added to performance; currencies overall did not. Other than August and September, Europe rose each month. The Pacific Basin rose in January and February and then declined through the middle two quarters of the year, only to regain investors' confidence with comparatively strong returns in the fourth quarter.


EUROPE
Regionally, Europe rose 28.5% in U.S. dollar terms during the annual period, as new record highs were recorded in most European markets. Markets responded to:


o A FAVORABLE LOW INTEREST RATE/LOW INFLATION ENVIRONMENT -- Virtually throughout the year, European governments cut interest rates, including Denmark, France, Germany, Ireland, Italy, Portugal, Spain, Sweden, and the United Kingdom. Such concerted effort on the part of the individual central banks raised optimism that the conversion to the Euro would go off seamlessly. Economic growth was solid, and inflation continued to edge lower.


o CONTINUED EUROPEAN MONETARY UNION ENTHUSIASM -- On May 2nd, the members of the EMU were announced. The Euro euphoria, i.e. anticipation of the single currency's introduction, which buttressed the region's markets through most of the year also contributed to the overall buoyant end to 1998.


o BETTER THAN EXPECTED EARNINGS AND SIGNIFICANT MERGER AND ACQUISITION ACTIVITY -- For example, Finland was the top-performing market in both April and July, rising on better than expected earnings for Nokia, the global telecommunications firm, which accounts for more than half of MSCI Finland. Belgium was the top performer in June as electricity supplier, Electrabel, formed a trading joint venture with local Scandinavian partners. Italy did well in July on an improved outlook for telecommunications stocks and on rumors of possible bank mergers. Switzerland gained that same month on expectations of robust drug company earnings. Norway advanced in October, led by Norsk Hydro, which rose partly in response to a rise in crude oil prices. Sweden was the top performer in November, advancing on renewed merger rumors in the drug sector. In Germany, DaimlerChrysler began trading as one share in November, deleting Chrysler from U.S. indices, but gaining weighting in international indices.

In August, all of the European countries declined, as a combination of political turmoil in Russia and continued economic distress in Asia contributed to a global stock market correction. This lasted through September, when the factors described above, along with a cut in interest rates by the U.S. Federal Reserve Board, prompted the European markets to advance once again.


PACIFIC BASIN
The Pacific Basin rose 2.4% in U.S. dollar terms during the annual period. Australia reached a new, all-time record high in April, as investors anticipated an interest rate cut there. New Zealand was one of the top performers in July, as interest rates fell to seven month lows and bond yields dropped to more than four year lows.


o HONG KONG, MALAYSIA, AND SINGAPORE RODE A PARTICULARLY BUMPY ROLLER COASTER. -- Through the first half of the year, currency concerns, high local interest rates, political turmoil in Indonesia, balance sheet deficits, and concerns about a possible U.S. interest rate rise that could further hurt regional economic growth all led to significant equity market declines. Although all of the region's markets fell in August, Hong Kong actually fell the least, placing it as the top performing market that month. Prospects for a rebound in Asia's emerging economies grew gloomier, however, prompting Malaysia's Prime Minister to tighten his grip on that nation's economy. It worked -- temporarily. Rising on domestic fund stock buying in response to interest rate declines, Malaysia was the top performing market in September. Hong Kong and Singapore also rallied in September, the former gaining after it instituted policies to strengthen its defense of its dollar and the latter after banks cut their prime lending rates, thereby relieving corporations' debt burdens. Still, capital controls imposed on September 1st by the Malaysian Central Bank resulted in the removal, as of September 30th, of Malaysia from the MSCI EAFE Index.

   Hong Kong and Singapore continued to rise through the fourth quarter of 1998, as investors' confidence in the Southwest Pacific region returned after the U.S. cut interest rates, the Japanese yen appreciated, and a major U.S. brokerage firm increased its allocation to the region.


o THE JAPANESE EQUITY MARKET PUT IN A DISMAL YEAR, AS THE NATION SHOWED NO SIGN OF BREAKING OUT OF ITS SLUMP IN A MEANINGFUL WAY. -- Japanese equities initially rose during the first quarter, as the ruling political party announced that its fiscal stimulus package was implemented in February, a month earlier than expected. However, the market closed the quarter down, with investors waiting for details of the government's proposed $124 billion economic stimulus package. Once released, stocks fell even further, as the package included no permanent tax cuts. The economy continued to weaken, as unemployment hit postwar record highs, concerns about Japanese companies' earnings continued, and the U.S. dollar weakened against the yen, falling to its lowest levels in seven years. Bolstered by promises of tax reform and expectations that the new government elected in July would take stronger steps to stimulate the economy and resolve the banks' bad loan problems, Japanese stocks rose in June and July.

   However, the new government disappointed early. Japanese stocks fell in August, and the market reached a twelve year low in September. With the yen rallying in October and the government both proposing plans to recapitalize the banks and also unveiling a package of tax cuts and public spending projects, the market rose in November, only to be the worst performing market once again in local terms in December. The Bank of Japan publicly stated that they saw no change in the overall economy despite "bright signs" in some areas.


INVESTMENT REVIEW(3)


                                                                     AVERAGE
                                                                      ANNUAL
                                                                      TOTAL
PERIODS ENDED DECEMBER 31, 1998      CUMULATIVE TOTAL RETURNS        RETURNS
---------------------------------   ---------------------------   -------------
                                      One           Since           Since
                                      year         inception       inception
---------------------------------    -----        -----------      ---------
  EAFE(R)(1) Equity Index
    Fund(4) (inception 8/22/97)      21.60%          13.58%           9.82%
---------------------------------   ---------     -----------      ---------
  MSCI EAFE Index(2)                 20.00%          12.96%           9.57%

MANAGER OUTLOOK
We remain positive about the European markets, with a few potential concerns. We will, for instance, watch developments in Germany

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BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Letter to Shareholders
----------------------------------------------------------------------------

and Italy in 1999 to see whether weakness in the industrial sectors in these nations spreads. Also, while we expect growth in the Euro-zone to decelerate only a little, to about 2.25% in 1999, the new European Central Bank is likely to conclude that the downside risks have increased. Still, against a backdrop of an economy operating well below capacity, favorable inflation prospects, and a recently somewhat stronger currency, there is hope for further interest rate cuts in Europe. In this context, and given the generally upbeat assessments of Europe's longer-term prospects under the single currency, we believe equity markets there are likely to perform strongly. In Asia, investors are gradually edging back into the equity markets, but the ongoing malaise in Japan will likely continue to hinder those markets.

Of course, as an index fund, designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE(R) Index with net dividends, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.



                              /s/ Richard J. Vella

                                Richard J. Vella
            PORTFOLIO MANAGER OF THE EAFE(R) EQUITY INDEX PORTFOLIO
                               December 31, 1998

----------
(1) The MSCI EAFE(R) Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International (MSCI) is a service mark of Morgan Stanley and has been licensed for use by Bankers Trust Company.
(2) The MSCI EAFE(R) Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located outside of the United States. Investments cannot be made in an index.
(3) Foreign investing involves special risks, including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
(4) Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

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BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Letter to Shareholders (concluded)
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[PIE CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

DIVERSIFICATION OF PORTFOLIO INVESTMENTS

United Kingdom 20%
Japan          18%
United States  11%
Other+         11%
Germany         9%
France          9%
Switzerland     8%
Netherlands     6%
Italy           5%
Spain           3%
Australia       3%

+  Consists of countries less than 3%.

----------------------------------------------------------------------------

PERFORMANCE COMPARISON

Comparison of Change in
Value of a $10,000 Investment
in the EAFE Equity Index
Fund, with the MSCI EAFE(R)
Index from August 22, 1997
through December 31, 1998.

Average Annual Total Returns
for the Periods
Ended December 31, 1998

One year       Since 8/22/97*
 21.60%             9.62%

*The Fund's inception date.

Investment return and principal value
may fluctuate so that shares, when
redeemed, may be worth more or less
than their original cost.

[LINE GRAPH APPEARS BELOW WITH THE FOLLOWING PLOT POINTS:]

                              8/97      9/97      12/97     6/98     12/98
EAFE(R) Equity Index Fund       PLEASE SUPPLY PLOT POINTS
MSCI EAFE(R) Index


Past performance is not indicative of future performance. The MSCI EAFE(R) Index is unmanaged. Investments may not be made in an index. The Fund is not issued by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

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BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND


Statement of Net Assets DECEMBER 31, 1998
----------------------------------------------------------------------------

    Shares                         Description                            Value
-------------   -------------------------------------------------   ----------------
                COMMON STOCK - 89.61%
                AUSTRALIA - 2.39%
     6,529      Amcor Ltd. ......................................   $  27,899
     6,086      AMP Ltd. (a) ....................................      77,108
     1,786      Australian Gas and Light Co., Ltd. ..............      12,864
     4,501      Boral Ltd. ......................................       6,399
     1,017      Brambles Industries Ltd. ........................      24,773
    11,338      Broken Hill Proprietary Co., Ltd. ...............      83,507
     6,735      Coca Cola Amatil Ltd. ...........................      25,093
     5,180      Coles Myer Ltd. .................................      27,140
     3,600      CSR Ltd. ........................................       8,802
    12,474      Foster's Brewing Group Ltd. .....................      33,787
     7,410      General Property Trust ..........................      13,850
     2,443      Gio Australia Holdings Ltd. .....................       8,024
     2,993      Lend Lease Corp., Ltd. ..........................      40,350
     7,457      National Australia Bank Ltd. ....................     112,413
     9,764      News Corporation, Ltd. ..........................      64,501
     6,406      Normandy Mining Ltd. ............................       5,928
     1,158      Orica Ltd. ......................................       6,025
     4,100      Pacific Dunlop Ltd. .............................       6,633
     3,110      Pioneer International Ltd. ......................       6,575
     2,410      Rio Tinto Ltd. ..................................      28,584
     1,925      Southcorp Holdings Ltd. .........................       6,141
    28,262      Telstra Corp., Ltd. .............................     132,144
     8,709      Westfield Trust .................................      19,213
     9,827      Westpac Banking Corp., Ltd. .....................      65,760
     5,497      WMC Ltd. ........................................      16,573
                                                                    ---------
                                                                      860,086
                                                                    ---------
                AUSTRIA - 0.22%
       200      Austrian Airlines Osterreichische
                Luftverkehrs AG .................................       7,165
       260      Bank Austria AG .................................      13,222
        15      Bank Austria AG .................................         763
        40      Generali Holding Vienna AG ......................       9,826
       110      OMV AG ..........................................      10,368
       140      Oesterreichische Elektrizitaetswirtschafts
                AG-A ............................................      21,400
        70      VA Technologie AG ...............................       6,066
        50      Wienerberger Baustoffindustrie AG ...............       9,946
                                                                    ---------
                                                                       78,756
                                                                    ---------
                BELGIUM - 1.72%
        76      Barco N.V. ......................................      21,325
        14      Colruyt SA ......................................      11,663
       171      Delhaize Le Lion SA .............................      15,037
       242      Electrabel SA ...................................     105,704
       241      Fortis (B) ......................................      86,794
        48      Generale de Banque SA ...........................      22,424
       120      Groupe Bruxelles Lambert SA .....................      24,299
     1,387      KBC Bancassurance Holding .......................     109,131
       105      PetroFina SA ....................................      47,838
        25      D'Ieteren SA ....................................      13,704
       500      Solvay SA .......................................      37,460
       408      Tractebel .......................................      78,720
         7      UCB SA ..........................................      42,927
                                                                    ---------
                                                                      617,026
                                                                    ---------


    Shares                         Description                            Value
-------------   -------------------------------------------------   ----------------
                DENMARK - 0.83%
       200      Carlsberg AS-A ..................................   $  11,627
       200      Carlsberg AS-B ..................................      11,565
         4      A/S Dampskibsselskabet Svendborg ................      40,539
       301      Danisco AS ......................................      16,317
       300      Den Danske Bank .................................      40,303
         5      D/S 1912-B ......................................      34,961
       147      ISS International Service Systems AS-B ..........       9,562
       344      Novo Nordisk AS-B ...............................      45,404
       526      Tele Danmark AS-B ...............................      70,996
       200      Unidanmark AS-A .................................      18,070
                                                                    ---------
                                                                      299,344
                                                                    ---------
                FINLAND - 1.34%
       700      Kemira Oyj ......................................       5,011
       500      Kesko Oyj .......................................       7,452
     4,500      Merita Ltd. .....................................      28,418
       200      Metra Oyj-B .....................................       3,452
     2,100      Nokia Oyj-A .....................................     255,347
       600      Nokia Oyj-K .....................................      72,956
       600      Outokumpu Oyj-A .................................       5,507
       200      Pohjola Group Insurance Corp. ...................      10,904
       300      Sampo Insurance Company Ltd.-A ..................      11,385
     2,500      Sonera Group Oyj (a) ............................      44,127
     1,400      UPM-Kymmene Oyj .................................      38,988
                                                                    ---------
                                                                      483,547
                                                                    ---------
                FRANCE - 8.65%
       162      Accor SA ........................................      35,060
       964      Alcatel Alsthom .................................     117,935
     1,682      AXA-UAP .........................................     243,681
     1,021      Banque Nationale de Paris .......................      84,039
       155      Eridania Beghin-Say SA ..........................      26,808
       244      BIC .............................................      13,529
       145      Bouygues ........................................      29,877
       147      Canal Plus ......................................      40,096
       355      Cap Gemini Sogeti ...............................      56,955
       174      Carrefour Supermarche SA ........................     131,301
       409      Compagnie de Saint Gobain .......................      57,718
       818      Compagnie Financiere de Paribas-A ...............      71,061
       334      Danone ..........................................      95,582
     1,281      Elf Aquitaine SA ................................     148,010
        50      Essilor International ...........................      19,675
       320      Etablissements Economiques du Casino
                Guichard-Perrachon SA ...........................      33,311
     3,757      France Telecom SA ...............................     298,356
       457      Lafarge SA ......................................      43,403
       259      Lagardere SCA ...................................      11,002
       401      L'Air Liquide ...................................      73,515
       151      Legrand SA ......................................      39,998
       315      L'OREAL .........................................     227,616
       418      LVMH (Moet-Hennessy Louis Vuitton) ..............      82,688
       651      Michelin-B ......................................      26,024
       127      Pechiney SA .....................................       4,146
       329      Pernod Ricard ...................................      21,361
       539      Pinault-Printemps-Redoute SA ....................     102,960
        92      Promodes ........................................      66,873
       267      PSA Peugeot Citroen .............................      41,308

                       See Notes to Financial Statements

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BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
----------------------------------------------------------------------------





    Shares                          Description                            Value
-------------   --------------------------------------------------   ----------------
   1,648        Rhone-Poulenc-A ..................................   $  84,773
     463        Sanofi SA ........................................      76,187
     775        Schneider SA .....................................      46,991
     115        Simco SA .........................................      10,428
     465        Societe Generale .................................      75,268
     186        Sodexho Alliance SA ..............................      41,585
     680        Suez Lyonnaise des Eaux ..........................     139,624
      73        Technip ..........................................       6,868
     918        Thomson CSF ......................................      39,406
   1,082        Total SA-B .......................................     109,535
     600        Usinor Sacilor ...................................       6,659
     445        Valeo SA .........................................      35,017
     743        Vivendi ..........................................     192,694
                                                                     ---------
                                                                     3,108,923
                                                                     ---------
                GERMANY - 8.98%
     200        Adidas AG ........................................      21,724
   1,116        Allianz AG .......................................     409,203
     200        AMB Aachener & Muenchener Beteiligungs
                AG ...............................................      29,406
      50        Axa Colonia Konzrn AG ............................       5,671
   2,900        BASF AG ..........................................     110,685
   3,400        Bayer AG .........................................     141,909
   1,890        Bayerische Hypotheken-und Wechsel-Bank
                AG ...............................................     148,015
     250        Beiersdorf AG ....................................      17,253
     350        Continental AG ...................................       9,662
   4,388        DaimlerChrystler AG (a) ..........................     433,166
     250        Degussa AG .......................................      13,735
   2,200        Deutsche Bank AG .................................     129,451
   1,850        Deutsche Lufthansa AG ............................      40,856
   9,900        Deutsche Telekom AG ..............................     325,574
   2,000        Dresdner Bank AG .................................      84,016
     250        Heidelberger Zement AG ...........................      19,503
     250        Hochtief AG ......................................       9,752
      50        MAN AG ...........................................      14,703
   1,750        Mannesmann AG ....................................     200,588
     750        Merck KGaA .......................................      33,756
   1,050        Metro AG .........................................      83,806
     362        Muenchener Rueckversicherungs-
                Gesellschaft AG ..................................     175,314
     100        Preussag AG ......................................      45,189
   2,000        RWE AG ...........................................     109,521
     250        SAP AG ...........................................     108,020
     300        Schering AG ......................................      37,672
      50        SGL Carbon AG ....................................       3,001
   2,650        Siemens AG .......................................     170,957
     200        Thyssen AG .......................................      37,099
   2,200        VEBA AG ..........................................     131,629
     100        Viag AG ..........................................      58,631
     882        Volkswagen AG ....................................      70,397
                                                                     ---------
                                                                     3,229,864
                                                                     ---------
                HONG KONG - 1.87%
   4,331        Bank of East Asia Ltd. ...........................       7,547
  21,000        Cathay Pacific Airways ...........................      20,871
  11,000        Cheung Kong Holdings Ltd. ........................      79,154
  12,000        CLP Holdings Ltd. ................................      59,786
   8,800        Hang Seng Bank Ltd. ..............................      78,657


    Shares                          Description                            Value
-------------   --------------------------------------------------   ----------------
  17,900        Hong Kong and China Gas Co., Ltd. ................   $  22,757
  54,000        Hong Kong Telecommunications Ltd. ................      94,442
  18,000        Hutchison Whampoa Ltd. ...........................     127,201
   4,000        Johnson Electric Holdings Ltd. ...................      10,274
  11,113        New World Development Co., Ltd. ..................      27,970
  10,000        Shangri-La Asia Ltd. .............................       8,519
  11,072        Sun Hung Kai Properties Ltd. .....................      80,743
   7,000        Swire Pacific Ltd.-A .............................      31,352
   2,000        Television Broadcasts Ltd. .......................       5,163
  12,000        Wharf Holdings Ltd. ..............................      17,502
                                                                     ---------
                                                                       671,938
                                                                     ---------
                IRELAND - 0.46%
   4,421        Allied Irish Banks Plc. ..........................      79,069
   2,156        CRH Plc. .........................................      36,875
   1,305        Independent Newpapers Plc. .......................       5,338
   1,869        Irish Life Plc. ..................................      17,512
   3,447        Jefferson Smurfit Group Plc. .....................       6,203
   1,068        Kerry Group Plc.-A ...............................      14,455
     933        Ryanair Holdings Plc. (a) ........................       6,661
                                                                     ---------
                                                                       166,113
                                                                     ---------
                ITALY - 4.83%
   9,313        Alitalia SPA (a) .................................      34,358
   4,633        Assicurazioni Generali ...........................     193,339
   9,324        Banca Commerciale Italiana .......................      64,286
   9,709        Banca Intesa SPA (a) .............................      58,221
   8,618        Benetton Group SPA ...............................      17,356
  22,595        Credito Italiano SPA .............................     133,852
   4,476        Edison SPA .......................................      52,693
  35,683        ENI SPA ..........................................     233,074
  19,227        Fiat SPA .........................................      66,747
   7,991        Instituto Bancario San Paolo di Torino ...........     141,124
  17,860        Istituto Nazionale delle Assicurazioni (INA)......      47,149
   2,884        Italgas SPA ......................................      15,602
   7,286        Mediaset SPA .....................................      59,048
   1,887        Mediobanca SPA ...................................      26,192
  25,031        Montedison SPA ...................................      33,229
  12,589        Olivetti Group SPA (a) ...........................      43,779
   6,909        Parmalat Finanziaria SPA .........................      13,204
  13,305        Pirelli SPA ......................................      42,608
     795        Rinascente SPA ...................................       8,172
   1,847        Riunione Adriatica di Sicurta SPA ................      26,754
  11,016        Telecom Italia Mobile RCN ........................      51,834
  29,550        Telecom Italia Mobile SPA ........................     218,035
   1,179        Telecom Italia RCN ...............................       7,416
  16,545        Telecom Italia SPA ...............................     141,090
   17860        Unione Immobiliare SPA ...........................       9,311
                                                                     ---------
                                                                     1,738,473
                                                                     ---------
                JAPAN - 18.05%
   1,000        Advantest Corp. ..................................      63,360
   3,000        Ajinomoto Co., Inc. ..............................      31,857
   1,000        Alps Electric Co. ................................      18,362
  10,000        Asahi Bank Ltd. ..................................      36,636
   3,000        Asahi Breweries Ltd. .............................      44,202
   7,000        Asahi Chemical Industry Co., Ltd. ................      33,388
   5,000        Asahi Glass Co., Ltd. ............................      31,016
  21,000        Bank of Tokyo-Mitsubishi Ltd. ....................     217,424

                       See Notes to Financial Statements

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BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
----------------------------------------------------------------------------





    Shares                          Description                             Value
-------------   ---------------------------------------------------   ----------------
   3,000        Bank of Yokohama Ltd. .............................   $   7,194
   4,000        Bridgestone Corp. .................................      90,792
   4,000        Canon, Inc. .......................................      85,483
   2,000        Casio Computer Co., Ltd. ..........................      14,760
   2,000        Chiba Bank Ltd. ...................................       7,947
   4,000        Chichibu Onoda Cement Corp. .......................      10,017
   1,000        Citizen Watch Co., Ltd. ...........................       6,017
     500        Credit Saison Co., Ltd. ...........................      12,322
   4,000        Dai Nippon Printing Co., Ltd. .....................      63,785
   2,000        Daiei, Inc. .......................................       5,433
   1,000        Daiichi Pharmaceutical ............................      16,893
   6,000        Dainippon Ink & Chemicals, Inc. ...................      16,406
   3,000        Daiwa House Industry Co., Ltd. ....................      31,937
   6,000        Daiwa Securities Co., Ltd. ........................      20,495
   4,000        Denso Corp. .......................................      73,979
      18        East Japan Railway Co. ............................     100,509
   2,000        Ebara Corp. .......................................      17,220
   2,000        Eisai Co., Ltd. ...................................      38,936
   1,400        Fanuc .............................................      47,945
  15,000        Fuji Bank Ltd. ....................................      55,219
   2,000        Fuji Photo Film Co. ...............................      74,333
   8,000        Fujitsu Ltd. ......................................     106,544
   2,000        Furukawa Electric Co., Ltd. .......................       6,814
   4,000        Gunma Bank ........................................      31,751
   6,000        Hankyu Corp. ......................................      26,335
  16,000        Hitachi Ltd. ......................................      99,111
   3,000        Hitachi Zosen Corp. ...............................       4,141
   4,000        Honda Motor Co., Ltd. .............................     131,322
   1,000        House Foods Corp. .................................      16,902
  13,000        Industrial Bank of Japan ..........................      59,935
   4,000        Itochu Corp. ......................................       7,716
   2,000        Ito-Yokado Co., Ltd. ..............................     139,817
   8,000        Japan Airlines ....................................      21,096
   5,000        Japan Energy Corp. ................................       4,734
   3,000        Joyo Bank .........................................      11,734
   2,000        JUSCO Co. .........................................      40,441
   5,000        Kajima Corp. ......................................      13,053
   1,000        Kaneka Corporation ................................       7,495
   4,600        Kansai Electric Power Co., Inc. ...................     100,748
   3,000        Kao Corp. .........................................      67,696
   8,000        Kawasaki Heavy Industries Ltd. ....................      18,760
  14,000        Kawasaki Steel Corp. ..............................      20,937
   2,000        Kinden Corp. ......................................      30,406
   7,000        Kinki Nippon Railway ..............................      37,476
   5,000        Kirin Brewery Co., Ltd. ...........................      63,714
   1,000        Kokuyo ............................................      13,460
   5,000        Komatsu Ltd. ......................................      26,238
   7,000        Kubota Corp. ......................................      20,875
   2,000        Kuraray Co., Ltd. .................................      22,070
   1,000        Kurita Water Industries ...........................      14,672
   1,000        Kyocera Corp. .....................................      52,830
   2,000        Kyowa Hakko Kogyo .................................       9,876
   2,000        Marui Co., Ltd. ...................................      38,494
  10,000        Matsushita Electric Industrial Co., Ltd. ..........     176,895
   2,000        Minabea Co., Ltd. .................................      22,902
  10,000        Mitsubishi Chemical Corp. .........................      21,061
   7,000        Mitsubishi Corp. D305 .............................      40,264


    Shares                          Description                             Value
-------------   ---------------------------------------------------   ----------------
   9,000        Mitsubishi Electric Corp. .........................   $  28,273
   7,000        Mitsubishi Estate Co., Ltd. .......................      62,749
  16,000        Mitsubishi Heavy Industries Ltd. ..................      62,298
   4,000        Mitsubishi Materials Corp. ........................       6,725
   7,000        Mitsubishi Trust & Banking Corp. ..................      45,033
   7,000        Mitsui & Co. ......................................      39,087
   5,000        Mitsui Fudosan Co., Ltd. ..........................      37,830
   4,000        Mitsui Marine & Fire Insurance Co., Ltd. ..........      21,061
   3,000        Mitsui Trust & Banking Co., Ltd. ..................       3,425
   2,000        Mitsukoshi Ltd. ...................................       5,310
   1,000        Murata Manufacturing Co., Ltd. ....................      41,503
   1,000        Mycal Corp. .......................................       5,964
   8,000        NEC Corp. .........................................      73,625
   2,000        NGK Insulators ....................................      25,786
   1,000        Nikon Corp. .......................................       9,734
   1,000        Nippon Comsys Corp. ...............................      13,619
   5,000        Nippon Express Co., Ltd. D322 .....................      28,140
   2,000        Nippon Meat Packers, Inc. .........................      32,211
   6,000        Nippon Oil Co., Ltd. ..............................      20,919
   5,000        Nippon Paper Industries Co. .......................      22,742
  34,000        Nippon Steel Corp. ................................      61,679
      58        Nippon Telegraph & Telephone Corp. ................     447,555
   6,000        Nippon Yusen Kabushiki Kaisha .....................      18,955
  10,000        Nissan Motor Co., Ltd. ............................      30,618
   1,000        Nissin Food Products Co., Ltd. ....................      25,176
   1,000        Nitto Denko Corp. .................................      16,636
  10,000        NKK Corp. .........................................       6,814
   9,000        Nomura Securities Co., Ltd. .......................      78,448
   3,000        NSK, Ltd. .........................................      11,203
   4,000        Obayashi Corp. ....................................      19,185
   2,000        Odakyu Electric Railway ...........................       6,991
   7,000        Oji Paper Co., Ltd. ...............................      36,361
   2,000        Omron Corp. .......................................      27,397
   1,000        Onward Kashiyama Co., Ltd. ........................      13,433
   7,000        Osaka Gas Co., Ltd. ...............................      24,096
   1,000        Pioneer Electronic Corp. ..........................      16,769
  20,000        Sakura Bank Ltd. ..................................      45,839
   2,000        Sankyo Co., Ltd. ..................................      43,715
   7,000        Sanyo Electric Co., Ltd. ..........................      21,680
   2,000        Sekisui Chemical Co., Ltd. ........................      13,451
   3,000        Sekisui House Ltd. ................................      31,724
   5,000        Sharp Corp. .......................................      45,087
   1,000        Shimano, Inc. .....................................      25,795
   5,000        Shimizu Corp. .....................................      16,769
   2,000        Shin-Etsu Chemical Co., Ltd. ......................      48,139
   2,000        Shiseido Co., Ltd. ................................      25,698
   4,000        Shizuoka Bank .....................................      49,378
   1,800        Sony Corp. ........................................     131,092
  14,000        Sumitomo Bank Ltd. ................................     143,710
   8,000        Sumitomo Chemical Co. .............................      31,149
   5,000        Sumitomo Corp. ....................................      24,335
   4,000        Sumitomo Electric Industries ......................      44,989
   3,000        Sumitomo Marine & Fire Insurance Co. ..............      19,008
  14,000        Sumitomo Metal Industries .........................      15,982
   2,000        Sumitomo Metal Mining Co. .........................       6,495
   3,000        Taisei Corp. ......................................       5,761
   2,000        Taisho Pharmaceutical Co. .........................      55,042

                       See Notes to Financial Statements

----------------------------------------------------------------------------

BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
----------------------------------------------------------------------------





    Shares                          Description                            Value
-------------   --------------------------------------------------   ----------------
   1,000        Takashimaya Co., Ltd. ............................   $   8,416
   4,000        Takeda Chemical Industries .......................     153,976
   5,000        Teijin Ltd. ......................................      18,406
   3,000        Tobu Railway Co., Ltd. ...........................       8,761
     100        Toho Co. .........................................      13,699
   2,600        Tohoku Electric Power ............................      46,016
  11,000        Tokai Bank .......................................      51,980
   7,000        Tokio Marine & Fire Insurance Co. ................      83,625
   1,000        Tokyo Dome Corp. .................................       5,327
   6,100        Tokyo Electric Power Co. .........................     150,604
   1,000        Tokyo Electron Ltd. ..............................      37,963
  17,000        Tokyo Gas Co., Ltd. ..............................      44,679
   5,000        Tokyu Corp. ......................................      13,141
   4,000        Toppan Printing Co., Ltd. ........................      48,847
   6,000        Toray Industries, Inc. ...........................      31,326
   1,000        Tostem Corp. .....................................      19,822
   2,000        Toto Ltd. ........................................      16,052
   1,000        Toyo Seikan Kaisha ...............................      16,973
   2,000        Toyoda Automatic Loom Works ......................      35,379
  17,000        Toyota Motor Corp. ...............................     461,838
   1,000        Uny Co., Ltd. ....................................      18,274
   1,000        Wacoal Corp. .....................................      12,858
   1,000        Yamaha Corp. .....................................      10,354
   2,000        Yamanouchi Pharmaceutical Co., Ltd. ..............      64,422
   2,000        Yamato Transport Co., Ltd. .......................      27,963
   1,000        Yamazaki Baking Co., Ltd. ........................      13,035
   3,000        Yasuda Trust & Banking ...........................       2,310
                                                                     ---------
                                                                     6,490,416
                                                                     ---------
                NETHERLANDS - 5.90%
   6,711        ABN Amro Holdings NV .............................     141,100
   2,647        AEGON NV .........................................     324,905
   1,341        Akzo Nobel .......................................      61,029
      72        ASR Verzekeringsgroep NV .........................       6,515
   3,416        Elsevier NV ......................................      47,821
     172        Getronics NV .....................................       8,514
   1,535        Heineken NV ......................................      92,327
   4,183        ING Groep NV .....................................     254,939
   2,544        Koninklijke Ahold NV .............................      93,976
   2,101        Koninklijke KPN NV ...............................     105,102
     156        Oce NV ...........................................       5,605
   1,749        Philips Electronics NV ...........................     117,301
   9,641        Royal Dutch Petroleum Company ....................     479,818
   2,247        TNT Post Group NV ................................      72,346
   2,941        Unilever NV-CVA ..................................     251,254
     280        Wolters Kluwer NV-CVA ............................      59,884
                                                                     ---------
                                                                     2,122,436
                                                                     ---------
                NEW ZEALAND - 0.15%
  12,304        Brierley Investments Ltd. ........................       2,784
   6,498        Carter Holt Harvey Ltd. ..........................       5,813
   2,801        Lion Nathan Ltd. .................................       7,119
   8,619        Telecom Corp. of New Zealand Ltd. ................      37,416
                                                                     ---------
                                                                        53,132
                                                                     ---------
                NORWAY - 0.35%
     300        Bergesen d.y. ASA-A ..............................       3,593
   1,950        Christiania Bank Og Kreditkasse ..................       6,775
   3,600        Den Norske Bank ASA ..............................      12,460


    Shares                          Description                            Value
-------------   --------------------------------------------------   ----------------
     150        Kvaerner ASA-A ...................................   $   2,961
     400        Merkantildata ASA ................................       3,948
   1,150        Norsk Hydro ASA ..................................      38,669
     200        Norske Skogsindustrier ASA 'A' Free ..............       5,817
   1,150        Orkla ASA-A ......................................      17,178
     600        Petroleum-Geo Services ASA (a) ...................       7,660
     350        Schibsted ASA ....................................       4,468
   2,000        Storebrand ASA-A (a) .............................      15,135
     200        Tomra Systems ASA ................................       6,580
                                                                     ---------
                                                                       125,244
                                                                     ---------
                PORTUGAL - 0.60%
   1,200        Banco Comercial Portugues, SA ....................      36,909
     662        Banco Espirito Santo e Comercial de
                Lisboa, SA .......................................      20,556
     300        BPI-SGPS, SA .....................................      10,185
     300        Brisa Auto-Estradas de Portugal, SA ..............      17,667
     500        Cimpor-Cimentos de Portugal, SA ..................      15,968
   2,700        Electricidade de Portugal, SA ....................      59,473
     300        Jeronimo Martins, SGPS, SA .......................      16,419
     700        Portugal Telecom, SA .............................      32,109
     100        Sonae Investimentos, SGPS, SA ....................       4,864
                                                                     ---------
                                                                       214,150
                                                                     ---------
                SINGAPORE - 0.61%
   3,000        City Developments Ltd. ...........................      12,992
   5,000        DBS Land Ltd. ....................................       7,359
   2,600        Development Bank of Singapore Ltd. ...............      23,465
   5,000        Oversea-Chinese Banking Corp., Ltd. ..............      33,919
   5,000        Singapore Airlines Ltd. ..........................      36,644
   2,000        Singapore Press Holdings Ltd. ....................      21,805
      48        Singapore Press Holdings Ltd. - 100 ..............         513
  19,000        Singapore Technologies Enginnering Ltd. ..........      17,723
  30,000        Singapore Telecommunications Ltd. ................      45,790
   3,000        United Overseas Bank Ltd. ........................      19,261
                                                                     ---------
                                                                       219,471
                                                                     ---------
                SPAIN - 3.05%
   2,596        Argentaria, Caja Postal y Banco
                Hipotechario de Espana SA ........................      67,128
   1,503        Autopistas Concesionaria Espanola SA .............      24,958
   9,665        Banco Bilbao Vizcaya SA ..........................     151,313
   3,813        Banco Central Hispanoamericano (BCH) .............      45,208
   5,285        Banco Santander SA ...............................     104,867
     135        Corporacion Financiera Alba SA ...................      22,513
     311        Dragados & Construcciones SA .....................      11,445
   4,551        Endesa SA ........................................     120,404
     366        Fomento de Construcciones y
                Contratas SA .....................................      27,169
     723        Gas Natural SDG, SA ..............................      78,598
   4,338        Iberdrola SA......................................      81,040
   1,429        Repsol SA ........................................      76,115
     313        Sociedad General de Aguas de Barcelona
                SA ...............................................      20,922
     998        Tabacalera SA-A ..................................      25,140
   4,775        Telefonica SA ....................................     212,006
     592        Union Electrica Fenosa SA ........................      10,226
     555        Vallehermoso SA ..................................       7,927
     314        Zaradoya Otis SA .................................       9,788
                                                                     ---------
                                                                     1,096,767
                                                                     ---------

                       See Notes to Financial Statements

----------------------------------------------------------------------------

BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
----------------------------------------------------------------------------





    Shares                         Description                           Value
-------------   ------------------------------------------------   ----------------
                SWEDEN - 2.43%
   4,400        ABB AB-A .......................................   $  46,844
     400        AGA AB-A .......................................       5,292
   6,500        Astra AB-A .....................................     132,404
   1,700        Astra AB-B .....................................      34,524
     900        Atlas Copco AB-A ...............................      19,718
     600        Drott AB (a) ...................................       5,502
   1,800        Electrolux AB-Ser. B ...........................      30,906
   8,700        Ericsson Telecommunications-B ..................     206,665
   2,000        ForeningsSparbanken AB .........................      51,694
   1,100        Hennes & Mauritz AB-B ..........................      89,627
     200        Netcom Systems AB (a) ..........................       8,123
   1,000        Sandvik AB-A ...................................      17,354
   1,600        Securitas AB-B .................................      24,813
   3,000        Skandia Forsakrings AB .........................      45,786
   3,400        Skandinaviska Enskilda Banken (S E B) ..........      35,780
     600        Skanska AB-B ...................................      16,616
   1,000        Svenska Cellulosa AB-B .........................      21,785
   1,000        Svenska Handelsbanken-A ........................      42,094
     300        Volvo AB-A .....................................       6,702
   1,400        Volvo AB-B .....................................      32,050
                                                                   ---------
                                                                     874,279
                                                                   ---------
                SWITZERLAND - 7.66%
      40        ABB AG-Bearer ..................................      46,888
      80        Adecco SA ......................................      36,520
      30        Alusuisse-Lonza Holdings AG ....................      34,947
   1,260        Credit Suisse Group ............................     197,233
      30        Holderbank Financiere Glarus AG-B ..............      35,515
      30        Holderbank Financiere Glarus AG-Reg ............       7,514
     180        Nestle SA ......................................     391,846
     270        Novartis AG-Registered .........................     530,761
      25        Novartis AG-Bearer .............................      49,144
       8        Roche Holdings AG-Bearer .......................     144,885
      32        Roche Holdings AG-Genusschine ..................     390,477
      50        SAirGroup ......................................      12,414
      65        Schweizerische Rueckversicherungs-
                Gesellschaft ...................................     169,468
      20        Sulzer AG ......................................      12,173
     300        Swisscom AG (a) ................................     125,592
     100        The Swatch Group AG ............................      14,980
     711        UBS AG .........................................     218,380
     284        Zurich Allied AG ...............................     210,457
     165        Zurich Versicherungs-Gesellschaft ..............     123,735
                                                                   ---------
                                                                   2,752,929
                                                                   ---------
                UNITED KINGDOM - 19.52%
   6,549        Abbey National Plc. ............................     140,138
   7,043        Allied Zurich AG (a) ...........................     104,973
     525        Anglian Water Plc. .............................       7,280
   1,422        Arjo Wiggins Appleton Plc. .....................       2,613
   4,477        Associated British Foods Plc. ..................      42,317
   5,501        BAA Plc. .......................................      64,161
   6,835        Barclays Plc. ..................................     147,280
   4,098        Bass Plc. ......................................      59,619
   1,382        BBA Group Plc. .................................       8,605
     871        Berkley Group Plc. .............................       6,357
  18,284        BG Plc. ........................................     115,292
   3,624        Blue Circle Industries Plc. ....................      18,679


    Shares                         Description                           Value
-------------   ------------------------------------------------   ----------------
   3,129        BOC Group Plc. .................................   $  44,715
   4,524        Boots Co. Plc. .................................      76,986
   2,675        BPB Plc. .......................................       9,562
   9,251        British Aerospace Plc. .........................      78,367
   6,454        British Airways Plc. ...........................      43,486
   7,043        British American Tobacco Plc. ..................      61,883
   2,369        British Land Co. Plc. ..........................      17,607
  26,711        British Petroleum Co. Plc. .....................     398,595
   8,714        British Sky Broadcasting Group Plc. ............      66,139
   6,485        British Steel Plc. .............................       9,596
  29,643        British Telecommunications Plc. ................     446,285
  21,149        BTR Plc. .......................................      43,603
   2,725        Bunzl Plc. .....................................      10,670
     847        Burmah Castrol Plc. ............................      12,160
   9,266        Cable & Wireless Plc. ..........................     113,851
   5,043        Cadbury Schweppes Plc. .........................      85,944
   2,125        Carlton Communications Plc. ....................      19,538
  14,759        Centrica Plc. (a) ..............................      29,692
   6,186        CGU Plc. .......................................      96,783
   4,210        Compass Group Plc. .............................      48,193
  16,244        Diageo Plc. ....................................     184,735
     865        Electrocomponents Plc. .........................       5,767
   2,164        EMI Group Plc. .................................      14,464
  12,958        General Electric Co. Plc. ......................     116,880
   2,968        GKN Plc. .......................................      39,355
  16,263        Glaxo Wellcome Plc. ............................     559,181
   4,769        Granada Group Plc. .............................      84,248
   3,004        Great Universal Stores Plc. ....................      31,641
   2,193        Guardian Royal Exchange Plc. ...................      12,269
  11,288        Halifax Plc. ...................................     160,091
   3,762        Hanson Plc. ....................................      29,852
   8,055        HSBC Holdings Plc. .............................     203,568
   4,518        HSBC Holdings Plc. (75P) .......................     122,443
   2,904        Imperial Chemical Industries Plc. ..............      25,156
     855        Jarvis Plc. ....................................       9,475
   7,140        Kingfisher Plc. ................................      77,223
   4,290        Ladbroke Group Plc. ............................      17,226
   2,668        Land Securities Plc. ...........................      34,334
   2,064        Lasmo Plc. (a) .................................       3,432
   6,253        Legal & General Group Plc. .....................      81,145
  23,989        Lloyds TSB Group Plc. ..........................     341,020
   5,330        LucasVarity Plc. ...............................      17,768
  13,335        Marks & Spencer Plc. ...........................      91,402
   2,337        MEPC Plc. ......................................      15,737
   1,561        Misys Plc. .....................................      11,362
   6,043        National Grid Group Plc. .......................      48,202
   4,907        National Power Plc. ............................      42,262
     698        Next Plc. ......................................       5,733
   3,344        Pearson Plc. ...................................      66,330
   3,611        Peninsular and Oriental Steam Navigation
                Company ........................................      42,657
     587        Provident Financial Plc. (a) ...................       8,471
   8,931        Prudential Corp. Plc. ..........................     134,756
   2,674        Railtrack Group Plc. ...........................      69,846
   1,754        Rank Group Plc. ................................       6,751
   3,400        Reed International Plc. ........................      26,569
  13,807        Rentokil Initial Plc. ..........................     103,992
   7,402        Reuters Holdings Plc. ..........................      77,657

                       See Notes to Financial Statements

----------------------------------------------------------------------------

BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
----------------------------------------------------------------------------



   Shares                      Description                       Value
-----------   --------------------------------------------   -------------
   1,140      Rexam Plc. .................................   $    3,213
   5,800      Rio Tinto Plc. .............................       67,407
   1,460      RMC Group Plc. .............................       19,978
   6,648      Rolls-Royce Plc. ...........................       27,523
   3,383      Royal Bank of Scotland Group Plc. ..........       53,998
   7,902      Royal & Sun Alliance Insurance
              Group Plc. .................................       64,476
   4,795      Safeway Plc. ...............................       24,077
   9,258      Sainsbury (J.) Plc. ........................       74,155
   1,500      Schroders Plc. .............................       27,359
   6,241      Scottish Power Plc. ........................       64,076
   3,504      Scottish & Newcastle Plc. ..................       40,665
   1,063      Scottish & Southern Energy Plc. ............       11,965
  10,603      Siebe Plc. .................................       41,781
  25,658      SmithKline Beechman Plc. ...................      358,347
     851      Smiths Industries Plc. .....................       12,133
   3,659      Stagecoach Holdings Plc. ...................       14,558
     914      Tate & Lyle Plc. ...........................        5,091
  30,031      Tesco Plc. .................................       85,507
   1,246      Thames Water Plc. ..........................       23,824
     948      TI Group Plc. ..............................        5,103
  14,860      Unilever Plc. ..............................      166,525
   2,352      United Utilities Plc. ......................       32,575
  14,730      Vodafone Group Plc. ........................      239,036
   3,356      Williams Holding Plc. ......................       19,041
   2,166      Wolseley Plc. ..............................       13,685
   3,854      Zeneca Group Plc. ..........................      167,694
                                                             ----------
                                                              7,017,761
                                                             ----------
TOTAL COMMON STOCK (Cost $28,972,369)                        32,220,655
                                                             ----------
              PREFERRED STOCK - 0.55%
              AUSTRALIA - 0.15%
   8,979      News Corp. Ltd. ............................       54,638
                                                             ----------
              AUSTRIA - 0.02%
     160      Bank Austria AG ............................        8,137
                                                             ----------
              GERMANY - 0.34%
     550      RWE AG .....................................       20,068
     200      SAP AG-Vorzug ..............................       95,442
     132      Volkswagen AG ..............................        6,575
                                                             ----------
                                                                122,085
                                                             ----------
              ITALY - 0.03%
   5,404      Fiat SPA ...................................       10,410
                                                             ----------
              UNITED KINGDOM - 0.01%
   1,490      MEPC Plc., Class B .........................        2,242
                                                             ----------
TOTAL PREFERRED STOCK (Cost $183,874)                           197,512
                                                             ----------
              RIGHTS & WARRANTS - 0.01%
              FRANCE - 0.00%
       3      AXA-UAP ....................................           77
                                                             ----------
              SPAIN - 0.01%
   4,775      Telefonica SA (a) ..........................        4,233
                                                             ----------
TOTAL RIGHTS AND WARRANTS (Cost $0)                               4,310
                                                             ----------




 Principal
   Amount                      Description                        Value
----------- ------------------------------------------------ ---------------
            SHORT TERM INSTRUMENTS (B) - 11.31%
            U.S.A. - 11.31%
$ 534,000   U.S. Treasury Bill, 4.34%, 01/07/1999 ..........   $   533,657
1,255,000   U.S. Treasury Bill, 4.35%, 01/21/1999 ..........     1,252,017
  250,000   U.S. Treasury Bill, 4.39%, 02/04/1999 (c).             248,963
  450,000   U.S. Treasury Bill, 4.35%, 02/11/1999 ..........       447,785
   90,000   U.S. Treasury Bill, 4.30%, 02/18/1999 ..........        89,484
   25,000   U.S. Treasury Bill, 4.30%, 02/25/1999 ..........        24,836
  713,000   U.S. Treasury Bill, 4.37%, 03/11/1999 ..........       707,325
  770,000   U.S. Treasury Bill, 4.39%, 04/01/1999 ..........       761,884
                                                               -----------
TOTAL SHORT TERM INSTRUMENTS (Cost $4,065,308)                   4,065,951
                                                               -----------
TOTAL INVESTMENTS (Cost $33,221,551).............. 101.48%      36,488,428
LIABILITIES IN EXCESS OF OTHER ASSETS...............(1.48)%       (532,828)
                                                               -----------
NET ASSETS      100.00%                                        $35,955,600
                                                               ===========

---------------------
(a) Non-income producing security.
(b) Average yield at time of purchase.
     (c) Pledged as collateral for open futures contracts.





   INDUSTRY DIVERSIFICATION (AS A PERCENTAGE OF NET ASSETS):
                          (UNAUDITED)
                                                 % OF NET ASSETS
                                                ----------------
Banks .........................................        12.5%
Capital Equipment .............................        2.9
Chemicals .....................................        2.1
Consumer Goods & Services .....................        4.8
Construction ..................................        4.2
Electronics ...................................        3.4
Financial Services ............................        2.8
Food & Beverage ...............................        4.9
Insurance .....................................        6.8
Oil & Gas .....................................        4.2
Other .........................................       14.9
Pharmaceuticals ...............................        9.5
Real Estate ...................................        1.7
Retail ........................................        5.5
Telecommunications ............................       10.6
Transportation ................................        6.7
Utilities .....................................        4.0
                                                     ------
Total Investments .............................       101.5%
Liabilities in Excess of Other Assets .........       ( 1.5)
                                                     ------
                                                     100.00%
                                                     ======

---------------------
* No one industry represents more than 2% of Portfolio holdings.

                       See Notes to Financial Statements

----------------------------------------------------------------------------

BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Statement of Net Assets DECEMBER 31, 1998
----------------------------------------------------------------------------


At December 31, 1998, the Fund's open futures contracts were as follows:



 NUMBER OF                                                                     UNREALIZED
 CONTRACTS      CONTRACT      EXPIRATION       OPENING         CURRENT        APPRECIATION
 PURCHASED        TYPE           DATE         POSITION      MARKET VALUE     (DEPRECIATION)
-----------   ------------   ------------   ------------   --------------   ---------------
      2       Australian      03/01/99       $   87,719      $   87,692        $     (27)
      4           DAX         03/01/99        1,083,051       1,215,591          132,540
     12         CAC 40        03/01/99          393,203         423,198           29,995
      1         MIB 30        03/01/99          209,845         214,152            4,307
      5          TOPIX        03/17/99          445,765         476,085           30,320
     11       Nikkei 300      03/01/99          190,892         208,893           18,001
     10        FTSE 100       03/01/99          970,859         975,644            4,785
      1        Hang Seng      01/01/99           66,798          65,311           (1,487)
      3        IBEX PLUS      01/01/99          193,138         209,271           16,133
      2       Nikkei 300      03/17/99          149,550         137,000          (12,550)
                                             ----------      ----------        ---------
                                             $3,790,820      $4,012,837        $ 222,017
                                             ==========      ==========        =========

At December 31, 1998, the Fund's open forward currency exchange contracts were as follows:



                                                                                         UNREALIZED
                                       IN EXCHANGE     SETTLEMENT     CONTRACTS AT      APPRECIATION
       CONTRACTS TO DELIVER           FOR U.S. $        DATES           VALUE        (DEPRECIATION)
----------------------------------- -------------   ------------   --------------   ---------------
        2,916,104    Deutsche Mark    $1,743,351       01/29/99      $1,752,515          $  9,164
       78,068,057     Japanese Yen       677,439       01/29/99         693,590            16,151
          418,483    British Pound       700,834       01/29/99         695,115            (5,719)
                                      ----------                     ----------          --------
                                      $3,121,624                     $3,141,220          $ 19,596
                                      ==========                     ==========          ========

                       See Notes to Financial Statements

----------------------------------------------------------------------------

BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND Statement of
OperationsFOR THE YEAR ENDED DECEMBER 31, 1998
----------------------------------------------------------------------------



  INVESTMENT INCOME:
   Interest ..............................................................................     $   70,290
   Dividends .............................................................................        411,353
    Less foreign taxes withheld ..........................................................        (49,927)
                                                                                               ----------
    Total Investment Income ..............................................................        431,716
                                                                                               ----------
  EXPENSES:
   Advisory fees .........................................................................        105,141
   Administration fees ...................................................................         74,667
   Fund accounting fees ..................................................................         38,776
   Custodian fees ........................................................................         85,796
   Professional fees .....................................................................         35,793
   Trustees fees .........................................................................         17,918
   Amortization of organizational costs ..................................................          4,168
   Transfer agent fees ...................................................................          7,185
   Printing fees .........................................................................          8,004
   Other .................................................................................          9,704
                                                                                               ----------
    Total expenses before waiver/reimbursement ...........................................        387,152
    Less waiver/reimbursement by Advisor .................................................       (216,275)
    Less waiver by Administrator/Transfer Agent ..........................................        (19,402)
                                                                                               ----------
    Total expenses net of waiver/reimbursement ...........................................        151,475
                                                                                               ----------
  NET INVESTMENT INCOME ..................................................................        280,241
                                                                                               ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN
CURRENCY
   TRANSACTIONS
   Net realized loss on investments ......................................................       (174,039)
   Net realized gain on futures contracts ................................................         42,069
   Net realized gain on foreign currency transactions ....................................        232,166
   Net change in unrealized appreciation/depreciation on investments .....................      4,277,180
   Net change in unrealized appreciation/depreciation on futures contracts ...............         79,394
   Net change in unrealized appreciation/depreciation on foreign currency transactions ...         31,448
                                                                                               ----------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY       4,488,218
                                                                                               ----------
  TRANSACTIONS
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................     $4,768,459
                                                                                               ==========


                       See Notes to Financial Statements

----------------------------------------------------------------------------

BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Statements of Changes in Net Assets
----------------------------------------------------------------------------



                                                                                                YEAR ENDED
                                                                                            DECEMBER 31, 1998
                                                                                           -------------------
 INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS:
  Net investment income ..................................................................    $    280,241
  Net realized gain (loss) on investments, futures contracts and foreign currency
   transactions ..........................................................................         100,196
  Net change in unrealized appreciation/depreciation of investments, futures contracts and
   foreign currency transactions .........................................................       4,388,022
                                                                                              ------------
   Net increase (decrease) in net assets resulting from operations .......................       4,768,459
                                                                                              ------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ..................................................................        (492,028)
  Net realized gain on investments and futures contracts .................................         (30,752)
                                                                                              ------------
  Total distributions ....................................................................        (522,780)
                                                                                              ------------
 SHARE TRANSACTIONS:
  Net proceeds from sale of shares .......................................................      18,290,262
  Issued to shareholders in reinvestment of distributions ................................         522,780
  Costs of shares redeemed ...............................................................      (1,512,182)
                                                                                              ------------
   Net increase in net assets from share transactions ....................................      17,300,860
                                                                                              ------------
   Net increase in net assets ............................................................      21,546,539
                                                                                              ------------
 NET ASSETS:
  Beginning of period ....................................................................      14,409,061
                                                                                              ------------
  End of Period ..........................................................................    $ 35,955,600
                                                                                              ============
 Undistributed net investment income .....................................................    $    114,484
                                                                                              ============



                                                                                              FOR THE PERIOD
                                                                                            AUGUST 22, 1997(1)
                                                                                                 THROUGH
                                                                                            DECEMBER 31, 1997
                                                                                           -------------------
 INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS:
  Net investment income ..................................................................    $     36,655
  Net realized gain (loss) on investments, futures contracts and foreign currency
   transactions ..........................................................................            (898)
  Net change in unrealized appreciation/depreciation of investments, futures contracts and
   foreign currency transactions .........................................................      (1,018,510)
                                                                                              ------------
   Net increase (decrease) in net assets resulting from operations .......................        (982,753)
                                                                                              ------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ..................................................................              --
  Net realized gain on investments and futures contracts .................................              --
                                                                                              ------------
  Total distributions ....................................................................              --
                                                                                              ------------
 SHARE TRANSACTIONS:
  Net proceeds from sale of shares .......................................................      15,424,726
  Issued to shareholders in reinvestment of distributions ................................              --
  Costs of shares redeemed ...............................................................         (32,912)
                                                                                              ------------
   Net increase in net assets from share transactions ....................................      15,391,814
                                                                                              ------------
   Net increase in net assets ............................................................      14,409,061
                                                                                              ------------
 NET ASSETS:
  Beginning of period ....................................................................              --
                                                                                              ------------
  End of Period ..........................................................................    $ 14,409,061
                                                                                              ============
 Undistributed net investment income .....................................................    $     55,357
                                                                                              ============

----------
(1) Commencement of operations.

                       See Notes to Financial Statements

----------------------------------------------------------------------------

BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Financial Highlights
----------------------------------------------------------------------------


For a share outstanding throughout each period


                                                                                                               FOR THE PERIOD
                                                                                                             AUGUST 22, 1997(1)
                                                                                             YEAR ENDED           THROUGH
                                                                                         DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                                        ------------------- -------------------
 NET ASSET VALUE, BEGINNING OF PERIOD .................................................      $  9.34            $  10.00
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income(2) ............................................................         0.12                0.02
  Net realized and unrealized gain (loss) on investments, futures contracts and foreign
   currency transactions ..............................................................         1.89              ( 0.68)
                                                                                              -------            --------
  Net increase (decrease) in net asset value from operations ..........................         2.01              ( 0.66)
                                                                                              -------            --------
 LESS DISTRIBUTIONS:
  Distributions from net investment income ............................................       ( 0.16)                 --
  Distributions from net realized gain on investments and futures contracts ...........       ( 0.01)                 --
                                                                                             -------            --------
   Total distributions ................................................................       ( 0.17)                 --
                                                                                             -------            --------
 NET ASSET VALUE, END OF PERIOD .......................................................      $ 11.18            $   9.34
                                                                                             =======            ========
 TOTAL RETURN(3) ......................................................................        21.60%             ( 6.60)%
 RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000s) ..................................................      $35,956            $ 14,409
 Ratios to average net assets:
  Net investment income including reimbursement/waiver ................................         1.20%               0.72%(4)
  Operating expenses including reimbursement/waiver ...................................         0.65%               0.65%(4)
  Operating expenses excluding reimbursement/waiver ...................................         1.66%               2.75%(4)
 Portfolio turnover rate ..............................................................            7%                  0%(5)

----------
(1) Commencement of operations.
(2) Based on average shares method.
(3) Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4) Annualized (5) Less than 1%

                       See Notes to Financial Statements

----------------------------------------------------------------------------

BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Notes to Financial Statements DECEMBER 31, 1998
----------------------------------------------------------------------------



NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The BT Insurance Funds Trust (the "Trust") is currently comprised of seven series: Equity 500 Index Fund, Small Cap Index Fund, EAFE(R) Equity Index Fund, International Equity Fund, Small Cap Fund, U.S. Bond Index Fund, and the Managed Assets Fund (each, a "Fund", collectively, the "Funds"). The Trust is an open-end management investment company which is registered under the Investment Company Act of 1940 as amended. The Trust was organized as a Massachusetts business trust on January 19, 1996. As of December 31, 1998, only Equity 500 Index Fund, Small Cap Index Fund and EAFE(R) Equity Index Fund had commenced operations.


The accompanying financial statements and financial highlights are those of the EAFE(R) Equity Index Fund (the "Fund") which commenced operations on August 22, 1997.


B. SECURITY VALUATION
The portfolio's investments which are traded on a recognized stock exchange or for which price quotations are available are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities traded on national stock exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Fund's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.


C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.


D. FUTURES CONTRACTS
The Fund may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in financial futures contracts are designed to enable the Fund to closely replicate the benchmark index used by the Fund. Risks arise from possible illiquidity of the futures market and from movements in security values.


Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a specified price at a future date. These contracts are used in an attempt to protect against fluctuations in foreign currency exchange rates that would adversely affect the portfolio position or an anticipated investment position. Forward foreign currency exchange contracts are valued at the daily forward exchange rate of the underlying currency. Gains or losses on the purchase or sale of forward foreign currency exchange contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains or losses are recognized on the settlement date. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's securities. but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.


F. FOREIGN CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when earned or accrued.


Net foreign exchange gains of $232,166 represent foreign exchange gains and losses from holding foreign currencies, exchange gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.


Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments, assets and liabilities in foreign currency and futures contracts.


G. FOREIGN SECURITIES
The Fund invests in foreign securities. Investing in securities of foreign companies involves special risks and considerations not typically associated with investing in the securities of U.S. companies. These risks include re-evaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.


H. FEDERAL INCOME TAXES
The Fund intends to continue to elect to be treated as a "regulated investment company" under Sup-chapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements. The Fund intends to utilize provisions of the federal income tax laws which allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital

----------------------------------------------------------------------------

BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Notes to Financial Statements DECEMBER 31, 1998
----------------------------------------------------------------------------


gains. At December 31, 1998, the capital loss carryforward amounted to $164,354 and will expire December 31, 2006.


I. EXPENSES
The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to a Fund are charged to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated based upon the relative net assets of each Fund.


J. ORGANIZATION COSTS
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years commencing on August 22, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.


K. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS Dividends from net investment income and net realized gains on investment transactions, if any, are distributed to shareholders annually.


Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


L. SHARES OF BENEFICIAL INTEREST
The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:


                                 FOR THE PERIOD
                               AUGUST 22, 1997(A)
                           YEAR ENDED                    THROUGH
                       DECEMBER 31, 1998            DECEMBER 31, 1997
                  ---------------------------- ----------------------------
                      SHARES        AMOUNT         SHARES        AMOUNT
                  ------------- -------------- ------------- --------------
Shares sold         1,768,419   $18,290,262      1,545,473    $15,424,726
Reinvestment of
   Dividends           48,903       522,780              0              0
Shares redeemed      (143,685)   (1,512,182)        (3,560)       (32,912)
                    ---------   -----------      ---------    -----------
Net increase        1,673,637   $17,300,860      1,541,913    $15,391,814
                    =========   ===========      =========    ===========

---------------------
(a) commencement of operations.


M. OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS
Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the Fund will pay an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses will not exceed 0.65% of average daily net assets. For the year ended December 31, 1998, the gross Advisory fee, waiver and reimbursed expenses were as follows:



 GROSS ADVISORY    ADVISORY FEE      EXPENSES
      FEE             WAIVED        REIMBURSED
---------------   --------------   -----------
$   105,141       $105,141         $111,134

The amount outstanding payable to the Fund by the Advisor as of December 31, 1998 was $24,129.


First Data Investor Services Group, Inc. ("Investor Services Group") serves as Administrator and Transfer Agent of the Funds. For services rendered as the Funds' Administrator, Investor Services Group receives the following fees, accrued daily, and paid monthly.



                     ADMINISTRATION FEES
--------------------------------------------------------------
FEE % OF THE FUNDS'
  AGGREGATE DAILY
     NET ASSETS               AVERAGE DAILY NET ASSETS
----------------------   -------------------------------------
               0.02  %             up to $2 billion
               0.01  %   over $2 billion and up to $5 billion
              0.0075%               over $5 billion

Investor Services Group also receives a $70,000 flat fee per year, per Fund, paid monthly.


Investor Services Group waived $19,402 of its fees for the year ended December 31, 1998.


Bankers Trust Company is the custodian for the Fund.


The Fund does not compensate its officers or affiliated trustees. Each independent trustee is paid $1,250 per Board of Trustees meeting attended and a quarterly retainer of $2,500. At December 31, 1998 the amount payable to trustees was $2,097.


NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES The aggregate cost of purchases and proceeds from the sale of investments, other than short-term obligations, for the year ended December 31, 1998, were $15,923,908 and $1,681,657, respectively.


The aggregate gross unrealized appreciation and depreciation for all securities as computed on a federal income tax basis, at December 31, 1998 is as follows:



 APPRECIATION      DEPRECIATION          NET             COST
--------------   ----------------   -------------   --------------
$5,187,215       $(1,952,492)       $3,234,723      $33,255,705

At December 31, 1998, the amount payable for investment securities purchased was $679,157.

----------------------------------------------------------------------------

BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Notes to Financial Statements DECEMBER 31, 1998
----------------------------------------------------------------------------


NOTE 4 -- NET ASSETS



NET ASSETS:
Paid-in capital (3,215,550 outstanding shares of
   beneficial interest)                               $32,668,112
Undistributed net investment income                       114,484
Distributions in excess accumulated net realized
   gain on investments, foreign currency
   transactions and futures contracts                    (196,508)
Net unrealized appreciation on investments,
   assets and liabilities in foreign currency and
   futures contracts                                    3,369,512
                                                      -----------
TOTAL NET ASSETS -- 100%                              $35,955,600
                                                      ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (Net Assets/Shares
   Outstanding)                                       $     11.18
                                                      ===========

----------------------------------------------------------------------------

BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Report of Independent Auditors
----------------------------------------------------------------------------


To the Trustees of BT Insurance Funds Trust and Shareholders of
EAFE(R) Equity Index Fund


We have audited the accompanying statement of net assets of the EAFE(R) Equity Index Fund (the "Fund") as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period August 22, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the EAFE(R) Equity Index Fund at December 31, 1998, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year then ended and for the period August 22, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles.



Ernst & Young LLP


Philadelphia, Pennsylvania
January 29, 1999

BT INSURANCE FUNDS TRUST

EAFE(R) EQUITY INDEX FUND




INVESTMENT ADVISOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

ADMINISTRATOR AND TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP, INC.
3200 Horizon Drive
King of Prussia, PA 19406

DISTRIBUTOR
FIRST DATA DISTRIBUTORS, INC.
4400 Computer Drive
Westborough, MA 01581

CUSTODIAN
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
2001 Market Street
Philadelphia, PA 19103

COUNSEL
WILLKIE FARR & GALLAGHER
787 Seventh Avenue
New York, NY 10019

                              -------------------
            For information on how to invest, shareholder account information and current price and yield information, please contact your insurance company representative. This report must be preceded or accompanied by a current prospectus for the Fund.
                              -------------------

                                      EAFE(R) Equity Index Fund Cusip #00576E508
                                                              INSEAFE200 (12/98)